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                           MARCH 1, 2000 | Prospectus
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J.P. MORGAN TAX AWARE ENHANCED INCOME FUND


                                       -----------------------------------------
                                       Seeking high current after tax income consistent with principal preservation by investing in tax exempt and taxable fixed income securities.

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMORGAN

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


CONTENTS
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2   | The fund's goal, principal  strategies,  principal risks,  performance and expenses


J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
Fund description ............................................................  2
Investor expenses ...........................................................  3

4 | FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan .................................................................  4
Who may want to invest ......................................................  4
Fixed income investment process .............................................  5

6 | Investing in the J.P. Morgan Tax Aware Enhanced Income Fund

YOUR INVESTMENT
Investing through a financial professional ..................................  6
Investing directly ..........................................................  6
Opening your account ........................................................  6
Adding to your account ......................................................  6
Selling shares ..............................................................  7
Account and transaction policies ............................................  7
Dividends and distributions .................................................  8
Tax considerations ..........................................................  8



9 | More about risk and the fund's business operations FUND DETAILS
Business structure ..........................................................  9
Management and administration ...............................................  9
Risk and reward elements .................................................... 10
Investments ................................................................. 12
Financial highlights ........................................................ 13


FOR MORE INFORMATION .................................................back cover

J.P. MORGAN
TAX AWARE ENHANCED INCOME FUND                           |  TICKER SYMBOL: JPTEX
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[GRAPHIC OMITTED]
RISK/RETURN SUMMARY


For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 10-13.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high current after tax income consistent with principal preservation. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH


Principal Strategies
The fund invests in municipal securities that J.P. Morgan believes have the potential to provide high current income that is free from federal income tax. The fund also may invest in taxable fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, asset-backed and mortgage-related securities, and money market instruments, that J.P. Morgan believes have the potential to provide higher current after tax income. These securities may be of any maturity, but under normal market conditions the fund's duration will range between three and eighteen months. The fund's tax aware investment strategies are described on page 4. For a description of duration, please see fixed income investment process on page 5.

Up to 25% of the fund's assets may be invested in foreign securities. All of the securities purchased by the fund, at the time of purchase, must be rated investment grade (BBB/Baa or better) by a nationally recognized statistical rating organization or the unrated equivalent, including at least 75% in securities rated A or better.


Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5.


Although any rise in interest rates is likely to cause a fall in the price of fixed income securities, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income and, during periods of declining interest rates, may offer lower total returns than funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund may use interest rate swaps, futures contracts and options to help manage duration. The fund's tax aware strategies may reduce your taxable income but will not eliminate it. Maximizing after tax income may require trade-offs that reduce pre-tax income. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN TAX AWARE ENHANCED INCOME FUND: SELECT SHARES)

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $3.5 billion using similar strategies as the fund.

The portfolio management team is led by Richard W. Oswald, vice president, who joined J.P. Morgan from CBS Inc. in 1996 where he served as treasurer, and, Benjamin Thompson, vice president, who joined the team in 1996. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.


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Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN TAX AWARE ENHANCED INCOME FUND

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INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.25
Marketing (12b-1) fees                                                      none
Other expenses(2)                                                           0.47
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Total operating expenses                                                    0.72

Fee waiver and
expense reimbursement(2)                                                    0.22
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Net expenses(2)                                                             0.50
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Expense example(2)
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The example  below is intended to help you compare the cost of  investing in the fund with the cost of  investing  in other mutual  funds.  The example  assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                  1 yr.          3 yrs.
Your cost($)       51             208
--------------------------------------------------------------------------------


(1) This table shows the fund's expenses for the past fiscal period, expressed as a percentage of the fund's average net assets.


(2) Reflects an agreement dated 3/1/00 by Morgan guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.50% of the fund's average daily net assets through 2/28/01.



                                  J.P. MORGAN TAX AWARE ENHANCED INCOME FUND | 3

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN TAX AWARE ENHANCED INCOME FUND

The fund is designed to provide a high level of after tax current income, price stability and liquidity. The fund's strategy may therefore include purchasing both municipal obligations that are exempt from federal income tax as well as taxable securities, depending on which opportunity J.P. Morgan determines will generate the highest after tax income (although the fund intends to invest at least 50% of its assets in tax exempt securities). It seeks to capitalize on fundamental and technical opportunities in the different markets to enhance return.

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Who may want to invest The fund is designed for investors who:

o are in a high tax bracket and want to add a tax sensitive income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of longer duration bond funds

o want to emphasize after tax return

The fund is not designed for investors who:

o are investing for aggressive long-term growth

o are investing through a tax-deferred account such as an IRA

o are in a low tax bracket


4 | FIXED  INCOME MANAGEMENT APPROACH

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FIXED INCOME INVESTMENT PROCESS

J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different areas, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]
 The fund invests across a range
of different types of securities

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]
The fund makes its portfolio decisions as described earlier in this prospectus

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
     to control the fund's sensitivity
                     to interest rates

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The fund's duration may be shorter than the fund's average maturity because the maturity of a security only measures the time until final payment is due. The fund's target duration typically remains relatively short, between three and eighteen months. The strategists closely monitor the fund and make tactical adjustments as necessary.


                                           FIXED  INCOME MANAGEMENT APPROACH | 5

YOUR INVESTMENT
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For your convenience,  the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  State Street Bank & Trust Company
  Routing number: 011-000-028
  Credit: J.P. Morgan Funds
  Account number: 9904-226-9
  FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

 By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

6 | YOUR INVESTMENT

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SELLING SHARES

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone-- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

 By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind

o The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.


Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.


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Transfer Agent
State Street Bank and Trust Company
P.O. Box 8411
Boston, MA 02266-8411
Attention; J.P. Morgan Funds Services

Shareholder Services Agent
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
1-800-521-5411

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                             YOUR INVESTMENT | 7

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Timing of settlements  When you buy shares,  you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions. When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

--------------------------------------------------------------------------------
Transaction               |   Tax status
--------------------------------------------------------------------------------
Income dividends on           Generally tax exempt
municipal obligations
--------------------------------------------------------------------------------
Income dividends on           Ordinary income
taxable securities
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains       Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of         Capital gains or
shares owned for more         losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of         Gains are treated as ordinary
shares owned for one year     income; losses are subject
or less                       to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.



8 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

--------------------------------------------------------------------------------
Advisory services             0.25% of the fund's average net
                              assets
--------------------------------------------------------------------------------
Administrative services       Fund's prorata portion of
(fee shared with Funds        0.09% of the first $7 billion
Distributor, Inc.)            of average net assets in
                              J.P. Morgan-advised portfolios,
                              plus 0.04% of average net assets
                              over $7 billion
--------------------------------------------------------------------------------
Shareholder services          0.25% of the fund's average
                              net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.

PERFORMANCE OF PRIVATE ACCOUNTS


The fund's investment objective and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts (the "Tax Aware Composite") and for the fund's benchmark index.

The performance of the Tax Aware Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the Tax Aware Composite are not subject to the same regulatory requirements and limitations imposed on mutual funds. If the accounts included in the Tax Aware Composite had been subject to these regulatory requirements and limitations, their performance might have been lower. Additionally, although it is anticipated that the fund and the Tax Aware Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular fund holdings.

The performance of the Tax Aware Composite reflects the deductions of the fund's total operating expenses, after expense reimbursement, and the reinvestment of dividends and other distributions. The taxable-equivalent return is a measure of what a fully taxable fund would have to return in order to generate equivalent after-tax return using a 39.6% income tax rate. The performance information is the average annual total return of the Tax Aware Composite for the periods indicated.

          Average Annual Total Returns for the Year Ended December 31,
--------------------------------------------------------------------------------
                                                                     1998   1999
Tax Aware Composite                                                  3.88   2.72
--------------------------------------------------------------------------------
Tax Aware Private Account Composite - Taxable-Equivalent @ 39.6%     6.02   5.07
--------------------------------------------------------------------------------
Merrill Lynch 3-month U.S. Treasury Bill Index (no expenses)         5.23   4.85
--------------------------------------------------------------------------------

The fund's total return since commencement of operations(1) through 12/31/99 was 2.11%. The fund's tax equivalent total return @ 39.6% since commencement of operations1 through 12/31/99 was 3.45%.


The Tax Aware Composite currently includes all discretionary accounts managed by J.P. Morgan using substantially similar investment strategy as the fund. The inception date for the Tax Aware Composite was July 1, 1996.

(1) The fund commenced operations on 5/6/99. For the period 4/30/99 through 5/30/99 returns reflect the performance of J.P. Morgan Institutional Tax Aware Enhanced Income Fund (a separate class of shares). Performance during this period reflects operating expenses which are 0.25% of net assets lower than those of the fund. Accordingly, performance for the fund would have been lower if an investment had been made in the fund during the same time period.


                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various investments, including those that are designed to help the fund manage risk.

==========================================================================================
Potential risks               Potential rewards       Policies to balance risk and reward
------------------------------------------------------------------------------------------

Market conditions
o The fund's share            o Bonds have generally  o Under normal circumstances the
  price, yield, and             outperformed money      fund plans to remain fully
  total return will             market investments      invested in bonds and other fixed
  fluctuate in                  over the long term,     income securities as noted in the
  response to bond              with less risk than     table on pages 12-13
  market movements              stocks
                                                      o The fund seeks to limit risk and
o The value of most           o Most bonds will rise    enhance after tax yields through
  bonds will fall when          in value when           careful management, sector
  interest rates rise;          interest rates fall     allocation, individual securities
  the longer a bond's                                   selection, and duration management
  maturity and the            o Mortgage-backed and
  lower its credit              asset-backed          o During severe market downturns,
  quality, the more             securities can offer    the fund has the option of
  its value typically           attractive returns      investing up to 100% of assets in
  falls                                                 investment-grade short-term
                                                        securities
o Adverse market
  conditions may from                                 o J.P. Morgan monitors interest rate
  time to time cause                                    trends, as well as geographic and
  the fund to take                                      demographic information related to
  temporary defensive                                   mortgage-backed securities and
  positions that are                                    mortgage prepayments
  inconsistent with
  its principal
  investment
  strategies and may
  hinder the fund from
  achieving its
  investment objective

o Mortgage-backed  and  asset-backed  securities  (securities   representing  an
  interest  in, or  secured  by, a pool of  mortgages  or other  assets  such as receivables)  could  generate  capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
------------------------------------------------------------------------------------------

MANAGEMENT CHOICES

o The fund could              o The fund could        o J.P. Morgan focuses its active
  underperform its              outperform its          management on those areas where it
  benchmark due to its          benchmark due to        believes its commitment to
  sector, securities,           these same choices      research can most enhance after
  or duration choices                                   tax income and manage risks in a
                              o An optimal              consistent way
o The fund could                allocation could
  generate lower after          enhance after tax
  tax income if its             income
  taxable/tax exempt
  allocation is not
  optimal
------------------------------------------------------------------------------------------

CREDIT QUALITY

o The default of an           o Investment-grade      o The fund maintains its own
  issuer would leave            bonds have a lower      policies for balancing credit
  the fund with unpaid          risk of default         quality against potential yields
  interest or                                           and gains in light of its
  principal                                             investment goals

                                                      o J.P. Morgan develops its own
                                                        ratings of unrated securities and
                                                        makes a credit quality
                                                        determination for unrated
                                                        securities
------------------------------------------------------------------------------------------

SHORT-TERM TRADING


o Increased trading           o The fund could        o The fund generally avoids
  would raise the               realize gains in a      short-term trading, except to take
  fund's transaction            short period of time    advantage of attractive or
  costs                                                 unexpected opportunities or to
                              o The fund could          meet demands generated by
o Increased short-term          protect against         shareholder activity
  capital gains                 losses if a bond is
  distributions would           overvalued and its
  raise shareholders'           value later falls
  income tax liability
------------------------------------------------------------------------------------------



10 | FUND DETAILS

--------------------------------------------------------------------------------

==========================================================================================
Potential risks               Potential rewards       Policies to balance risk and reward
------------------------------------------------------------------------------------------

Foreign investments

o The  fund  could  lose  o  Foreign  bonds,  which  o  Foreign  bonds  may be a significant  money because of represent a major investment (25% of assets) for the foreign  government  portion of the fund actions,  political world's fixed income instability, or lack securities, offer o To the extent that the fund of adequate and attractive  potential  invests in foreign bonds, it will accurate information performance and hedge its currency exposure into
                                opportunities for      the U.S. dollar (see also
o Currency exchange             diversification        "Derivatives")
  rate movements could
  reduce gains or             o Favorable exchange
  create losses                 rate movements could
                                generate gains or
                                reduce losses
------------------------------------------------------------------------------------------

Derivatives

o Derivatives such as         o Hedges that           o The fund uses derivatives such as
  futures, options,             correlate well with    futures, options, swaps and forward
  swaps and forward             underlying positions   foreign currency contracts for
  foreign currency              can reduce or          hedging and for risk management
  contracts that are            eliminate losses at    (i.e., to adjust duration or to
  used for hedging the          low cost               establish or adjust exposure to
  portfolio or                                         particular securities, markets, or
  specific securities         o The fund could make    currencies)
  may not fully offset          money and protect
  the underlying                against losses if     o The fund only establishes hedges
  positions1 and this           management's           that it expects will be highly
  could result in               analysis proves        correlated with underlying
  losses to the fund            correct                positions
  that would not have
  otherwise occurred          o Derivatives that      o While the fund may use derivatives
                                involve leverage       that incidentally involve leverage,
o Derivatives used for          could generate         it does not use them for the
  risk management may           substantial gains at   specific purpose of leveraging the
  not have the                  low cost               portfolio
  intended effects and
  may result in losses
  or missed
  opportunities

o The counterparty to
  a derivatives
  contract could
  default

o Certain  types of  derivatives  involve  costs to the fund  which  can  reduce returns lDerivatives that involve leverage could magnify losses
------------------------------------------------------------------------------------------

Securities lending

o When a fund lends a o A fund may enhance o J.P. Morgan maintains a list of security, there is a income through the approved borrowers risk that the loaned investment of the securities may not collateral received o The fund receives collateral equal be returned if the from the borrower to at least
  100% of the current borrower defaults value of securities loaned

o The collateral will                                 o The lending agents indemnify a
  be subject to the                                    fund against borrower default
  risks of the
  securities in which                                 o J.P. Morgan's collateral
  it is invested                                       investment guidelines limit the
                                                       quality and duration of collateral
                                                       investment to minimize losses

                                                      oUpon     recall,      the
                                                       borrower  must return the
                                                       securities  loaned within
                                                       the   normal   settlement
                                                       period
------------------------------------------------------------------------------------------
Illiquid holdings

o The fund could have         o These holdings may    o The fund may not invest more than
  difficulty valuing            offer more             15% of net assets in illiquid
  these holdings                attractive yields or   holdings
  precisely lThe fund           potential growth
  could be unable to            than comparable       o To maintain adequate liquidity to
  sell these holdings           widely traded          meet redemptions, the fund may hold
  at the time or price          securities             investment-grade short-term
  desired                                              securities (including repurchase
                                                       agreements) and, for temporary or
                                                       extraordinary purposes, may borrow
                                                       from banks up to 331/3% of the
                                                       value of its total assets
------------------------------------------------------------------------------------------

When-issued and
delayed delivery securities

o When the fund buys          o The fund can take     o The fund uses segregated accounts
  securities before             advantage of           to offset leverage risk
  issue or for delayed          attractive
  delivery, it could            transaction
  be exposed to                 opportunities
  leverage risk if it
  does not use
  segregated accounts
------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 11

--------------------------------------------------------------------------------

Investments

This table discusses the customary types of investments which can be held by the fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.

--------------------------------------------------------------------------------
Asset-backed securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
Bank obligations Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
Corporate bonds Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
--------------------------------------------------------------------------------
Mortgage dollar rolls The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Participation interests Interests that represent a share of bank debt or similar securities or obligations.
--------------------------------------------------------------------------------
Private placements Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITs and other real-estate related instruments Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.
--------------------------------------------------------------------------------
Reverse repurchase agreements Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
--------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
--------------------------------------------------------------------------------
Swaps Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Tax exempt municipal securities Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------

Risk related to certain investments held by J.P. Morgan fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.


12 | FUND DETAILS

================================================================================

      o Permitted - bold

      O Permitted, but not typically used

              Principal Types of Risk

--------------------------------------------------------------------------------
      credit, interest rate, market, prepayment                          o
--------------------------------------------------------------------------------
      credit, currency, liquidity, political                             o(1)
--------------------------------------------------------------------------------
      credit, currency, interest rate, liquidity, market, political      o(1)
--------------------------------------------------------------------------------
      credit, currency, interest rate, liquidity, market, political,     o(1)
      valuation
--------------------------------------------------------------------------------
      credit, currency, interest rate, liquidity, market, political,     o(1)
      valuation
--------------------------------------------------------------------------------
      credit, environmental, extension, interest rate, liquidity,        O
      market, natural event, political, prepayment, valuation
--------------------------------------------------------------------------------
      credit, currency, extension, interest rate, leverage, market,      o(1)
      political, prepayment
--------------------------------------------------------------------------------
      credit, currency, extension, interest rate, leverage, liquidity,   O(1)
      market, political, prepayment
--------------------------------------------------------------------------------
      credit, currency, extension, interest rate, liquidity,             o
      political, prepayment
--------------------------------------------------------------------------------
      credit, interest rate, liquidity, market, valuation                o
--------------------------------------------------------------------------------
      credit, environmental, interest rate, liquidity, market, natural   o
      event, prepayment, valuation
--------------------------------------------------------------------------------
      credit                                                             o
--------------------------------------------------------------------------------
      credit                                                             O(2)
--------------------------------------------------------------------------------
      credit, currency, interest rate, market, political                 o(1)
--------------------------------------------------------------------------------
      credit, currency, interest rate, leverage, market, political       o
--------------------------------------------------------------------------------
      credit, interest rate, market, natural event, political            o
--------------------------------------------------------------------------------
      interest rate                                                      o
--------------------------------------------------------------------------------
      credit, currency, interest rate, liquidity, market, political,     o(1)
      valuation
--------------------------------------------------------------------------------

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All foreign securities in the aggregate may not exceed 25% of the fund's assets.

(2) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 331/3% of the fund's total assets.


                                                               FUND DETAILS | 13

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial table is intended to help you understand the fund's financial performance for the past fiscal period. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND

----------------------------------------------
Per-share data                                For fiscal period ended October 31
--------------------------------------------------------------------------------

                                                                       1999(1,2)

Net asset value, beginning of period ($)                                 2.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                              0.04
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment ($)                                                     (0.01)
Total from investment operations ($)                                     0.03
--------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income                                                 (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                       1.99
--------------------------------------------------------------------------------

----------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------

Total return (%)                                                         1.29(3)
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                27,723
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net expenses (%)                                                       0.50(4)
--------------------------------------------------------------------------------
  Net investment income (%)                                              3.75(4)
--------------------------------------------------------------------------------
  Expenses without reimbursement (%)                                     0.72(4)
--------------------------------------------------------------------------------
  Portfolio turnover (%)                                                   69(3)
--------------------------------------------------------------------------------
(1) The fund commenced operations on 5/6/99.

(2) The figures have been adjusted to reflect a stock split that occurred on 7/27/99 (7.51256281 to 1).

(3) Not annualized.

(4) Annualized.








14 | FUND DETAILS

--------------------------------------------------------------------------------

                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
FOR MORE INFORMATION

--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Tax Aware Enhanced Income Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-521-5411

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07795 and 333-11125.

J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMORGAN

--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                 Distributor

J.P. Morgan Investment Management Inc.  Funds Distributor, Inc.
522 Fifth Avenue                        60 State Street
New York, NY 10036                      Boston, MA 02109
1-800-521-5411                          1-800-221-7930

--------------------------------------------------------------------------------
                           MARCH 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL
TAX AWARE ENHANCED INCOME FUND


                                       -----------------------------------------
                                       Seeking high current after tax income consistent with principal preservation by investing in tax exempt and taxable fixed income securities.

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------


2 | The fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND
Fund description.............................................................  2
Investor expenses............................................................  3

4 |

FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan..................................................................  4
Who may want to invest.......................................................  4
Fixed income investment process..............................................  5

6 | Investing in the J.P. Morgan Institutional Tax Aware Enhanced Income Fund

YOUR INVESTMENT
Investing through a financial professional...................................  6
Investing directly...........................................................  6
Opening your account.........................................................  6
Adding to your account.......................................................  6
Selling shares...............................................................  7
Account and transaction policies.............................................  7
Dividends and distributions..................................................  8
Tax considerations...........................................................  8

9 | More about risk and the fund's business operations


FUND DETAILS
Business structure...........................................................  9
Management and administration................................................  9
Risk and reward elements..................................................... 10
Investments.................................................................. 12
Financial highlights......................................................... 13


For more information................................................. back cover


                                                                             | 1

J.P. MORGAN INSTITUTIONAL
TAX AWARE ENHANCED INCOME FUND                            | TICKER SYMBOL: JPAEX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY


For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 10-13.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high current after tax current income consistent with principal preservation. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies
The fund invests in municipal securities that J.P. Morgan believes have the potential to provide high current income that is free from federal income tax. The fund also may invest in taxable fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, asset-backed and mortgage-related securities, and money market instruments, that J.P. Morgan believes have the potential to provide higher current after tax income. These securities may be of any maturity, but under normal market conditions the fund's duration will range between three and eighteen months. The fund's tax aware investment strategies are described on page 4. For a description of duration, please see Fixed Income Investment Process on page 5.

Up to 25% of the fund's assets may be invested in foreign securities. All of the securities purchased by the fund, at the time of purchase, must be rated investment grade (BBB/Baa or better) by a nationally recognized statistical rating organization or the unrated equivalent, including at least 75% in securities rated A or better.

Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5.

Although any rise in interest rates is likely to cause a fall in the price of fixed income securities, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income and, during periods of declining interest rates, may offer lower total returns than funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund may use interest rate swaps, futures contracts and options to help manage duration. The fund's tax aware strategies may reduce your taxable income but will not eliminate it. Maximizing after tax income may require trade-offs that reduce pre-tax income. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN TAX AWARE ENHANCED INCOME FUND:
INSTITUTIONAL SHARES)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $3.5 billion using similar strategies as the fund.

The portfolio management team is led by Richard W. Oswald, vice president, who joined J.P. Morgan from CBS Inc. in 1996 where he served as treasurer, and Benjamin Thompson, vice president, who joined the team in June of 1999. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

  o There is no assurance that the fund will meet its investment goal.

  o The fund does not represent a complete investment program.

2 | J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND

--------------------------------------------------------------------------------
INVESTOR EXPENSES


The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.25
Marketing (12b-1) fees                                                      none
Other expenses(2)                                                           0.32
--------------------------------------------------------------------------------
Total operating expenses                                                    0.57

Fee waiver and
expense reimbursement(2)                                                    0.32
--------------------------------------------------------------------------------
Net expenses(2)                                                             0.25
--------------------------------------------------------------------------------

Expense example(2)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                 1 yr.        3 yrs.
Your cost($)                      26           150
--------------------------------------------------------------------------------



(1) This table shows the fund's expenses for the past fiscal period, expressed as a percentage of the fund's average net assets.



(2) Reflects an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.25% of the fund's average daily net assets through 2/28/01.


                    J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND | 3

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND
The fund is designed to provide a high level of after tax current income, price stability and liquidity. The fund's strategy may therefore include purchasing both municipal obligations that are exempt from federal income tax as well as taxable securities, depending on which opportunity J.P. Morgan determines will generate the highest after tax income (although the fund intends to invest at least 50% of its assets in tax exempt securities). It seeks to capitalize on fundamental and technical opportunities in the different markets to enhance return.

--------------------------------------------------------------------------------
Who may want to invest

The fund is designed for investors who:

o are in a high tax bracket and want to add a tax sensitive income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of longer duration bond funds

o want to emphasize after tax return

The fund is not designed for investors who:

o are investing for aggressive long-term growth

o are investing through a tax-deferred account such as an IRA

o are in a low tax bracket

4 | FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different areas, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]
The fund invests across a range
of different types of securities

Sector allocation The sector allocation team meets regularly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]
The fund makes its portfolio decisions as described earlier in this prospectus

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
     to control the fund's sensitivity
                     to interest rates

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The fund's duration may be shorter than the fund's average maturity because the maturity of a security only measures the time until final payment is due. The fund's target duration typically remains relatively short, between three and eighteen months. The strategists closely monitor the fund and make tactical adjustments as necessary.

                                            FIXED INCOME MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments is $5,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York-Delaware
  Routing number: 031-100-238
  Credit: J.P. Morgan Institutional Funds
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

6 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind

o The fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.


Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.


--------------------------------------------------------------------------------
        Transfer Agent                            Shareholder Services Agent
        State Street Bank and Trust Company       J.P. Morgan Funds Services
        P.O. Box 8411                             522 Fifth Avenue
        Boston, MA 02266-8411                     New York, NY 10036
        Attention: J.P. Morgan Funds Services     1-800-766-7722

                          Representatives are available
                         8:00 a.m. to 5:00 p.m. eastern
                           time on fund business days.

                                                             YOUR INVESTMENT | 7

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

--------------------------------------------------------------------------------
Transaction                            Tax status
--------------------------------------------------------------------------------
Income dividends on                    Generally tax exempt
municipal obligations
--------------------------------------------------------------------------------
Income dividends on                    Ordinary income
taxable securities
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                  Capital gains or
shares owned for more                  losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                  Gains are treated as ordinary
shares owned for one year              income; losses are subject
or less                                to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

8 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------


BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.


MANAGEMENT AND ADMINISTRATION
The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.


--------------------------------------------------------------------------------
Advisory services                  0.25% of the fund's average net
                                   assets
--------------------------------------------------------------------------------
Administrative services            Fund's prorata portion of
(fee shared with Funds             0.09% of the first $7 billion
Distributor, Inc.)                 of average net assets in
                                   J.P. Morgan-advised portfolios,
                                   plus 0.04% of average net assets
                                   over $7 billion
--------------------------------------------------------------------------------
Shareholder services               0.10% of the fund's average
                                   net assets
--------------------------------------------------------------------------------


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.



     PERFORMANCE OF PRIVATE ACCOUNTS The fund's investment objective and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts ("Tax Aware Composite") and for the fund's benchmark index.

     The performance of the Tax Aware Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the Tax Aware Composite are not subject to the same regulatory requirements and limitations imposed on mutual funds. If the accounts included in the Tax Aware Composite had been subject to these regulatory requirements and limitations, their performance might have been lower. Additionally, although it is anticipated that the fund and the Tax Aware Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular fund holdings.

     The performance of the Tax Aware Composite reflects the deductions of the fund's total operating expenses, after expense reimbursement, and the reinvestment of dividends and other distributions. The taxable-equivalent return is a measure of what a fully taxable fund would have to return in order to generate equivalent after-tax return using a 39.6% income tax rate. The performance information is the average annual total return of the Composite for the periods indicated.



Average annual total returns for the year ended December 31,          1998    1999
------------------------------------------------------------------------------------------
Tax Aware Private Account Composite                                   4.14    2.98
------------------------------------------------------------------------------------------
Tax Aware Private Account Composite - Taxable-Equivalent @ 39.6%      6.46    5.50
------------------------------------------------------------------------------------------
Merrill Lynch 3-month U.S. Treasury Bill Index (no expenses)          5.23    4.85
------------------------------------------------------------------------------------------

The fund's total return for the period 4/19/99 (commencement of operations) through 12/31/99 was 2.28%. The fund's tax equivalent total return @ 39.6% for the period 4/19/99 (commencement of operations) through 12/31/99 was 3.71%.


The Composite currently includes all discretionary accounts managed by J.P. Morgan using substantially similar investment strategy as the fund. The inception date for the Composite was July 1, 1996.


                                                                FUND DETAILS | 9

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various investments, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                  |  Potential rewards                  |  Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share price,  o Bonds have  generally o Under normal  circumstances the fund plans to remain  yield,  and total  return  will  outperformed  money market fully invested in bonds and other fixed income fluctuate in response to investments over the long securities as noted in the table on pages 12-13 bond market movements term, with less risk than
                                      stocks                              o The fund seeks to limit risk and enhance after tax
o The value of most bonds will                                              yields through careful management, sector allocation,
  fall when interest rates          o Most bonds will rise in               individual securities selection, and duration management
  rise; the longer a bond's           value when interest rates
  maturity and the lower its          fall                                o During severe market downturns, the fund has the option
  credit quality, the more its                                              of investing up to 100% of assets in investment-grade
  value typically falls             o Mortgage-backed and                   short-term securities
                                      asset-backed securities can
o Adverse market conditions           offer attractive returns            o J.P. Morgan monitors interest rate trends, as well as
  may from time to time cause                                               geographic and demographic information related to
  the fund to take temporary                                                mortgage-backed securities and mortgage prepayments
  defensive positions that are
  inconsistent with its
  principal investment
  strategies and may hinder
  the fund from achieving its
  investment objective

o Mortgage-backed  and  asset-backed  securities  (securities   representing  an
  interest  in, or  secured  by, a pool of  mortgages  or other  assets  such as receivables)  could  generate  capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

Management choices

o The fund could underperform       o The fund could outperform           o J.P. Morgan focuses its active management on those areas
  its benchmark due to its            its benchmark due to these            where it believes its commitment to research can most
  sector, securities, or              same choices                          enhance after tax income and manage risks in a
  duration choices                                                          consistent way
                                    o An optimal allocation could
o The fund could generate enhance after tax income lower after tax income if its taxable/tax exempt allocation is not optimal

Credit quality

o The default of an issuer o Investment-grade bonds have o The fund maintains its own policies for balancing credit would leave the fund with a lower risk of default quality against potential yields and gains in light of unpaid interest or principal its investment goals

                                                                          o J.P. Morgan develops its own ratings of unrated
                                                                            securities and makes a credit quality determination for
                                                                            unrated securities

Short-term trading


o Increased  trading would o The fund could  realize gains o The fund  generally avoids short-term  trading,  except to raise the fund's transaction in a short period of time take advantage of attractive or unexpected  opportunities costs or to meet demands generated by shareholder activity
                                    o The fund could protect
o Increased short-term capital        against losses if a bond is
  gains distributions would           overvalued and its value
  raise shareholders' income          later falls
  tax liability

10 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                  |  Potential rewards                  |  Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o The fund  could  lose money o Foreign  bonds,  which o Foreign  bonds may be a significant investment (25% of because of foreign represent a major portion of assets) for the fund government  actions,  the world's fixed income  political instability,  or  securities,  offer  attractive o To the extent that the fund invests in foreign bonds,  it lack of adequate and potential  performance  and will hedge its currency  exposure into the U.S.  dollar  accurate  information opportunities for (see also "Derivatives")
                                      diversification
o Currency exchange rate
  movements could reduce gains      o Favorable exchange rate
  or create losses                    movements could generate
                                      gains or reduce losses

Derivatives

o Derivatives such as futures,      o Hedges that correlate well          o The fund uses derivatives such as futures, options,
  options, swaps and forward          with underlying positions             swaps and forward foreign currency contracts for hedging
  foreign currency contracts          can reduce or eliminate               and for risk management (i.e., to adjust duration or to
  that are used for hedging           losses at low cost                    establish or adjust exposure to particular securities,
  the portfolio or specific                                                 markets, or currencies)
  securities may not fully          o The fund could make money
  offset the underlying               and protect against losses          o The fund only establishes hedges that it expects will be
  positions(1) and this could         if management's analysis              highly correlated with underlying positions
  result in losses to the fund        proves correct
  that would not have                                                     o While the fund may use derivatives that incidentally
  otherwise occurred                o Derivatives that involve              involve leverage, it does not use them for the specific
                                      leverage could generate               purpose of leveraging the portfolio
o Derivatives used for risk           substantial gains at low
  management may not have the         cost
  intended effects and may
  result in losses or missed
  opportunities

o The counterparty to a
  derivatives contract could
  default

o Certain types of derivatives
  involve costs to the fund
  which can reduce returns

o Derivatives that involve
  leverage could magnify
  losses

Securities lending

o When a fund lends a o A fund may enhance income o J.P. Morgan maintains a list of approved borrowers security, there is a risk through the investment of that the  loaned  securities  the  collateral  received  from o The  fund  receives collateral  equal to at least 100% of may not be returned if the the  borrower the current value of securities loaned borrower defaults
                                                                          o The lending agents indemnify a fund against borrower
o The collateral will be                                                    default
  subject to the risks of the
  securities in which it is                                               o J.P. Morgan's collateral investment guidelines limit the
  invested                                                                  quality and duration of collateral investment to
                                                                            minimize losses

                                                                          o Upon
                                                                            recall,
                                                                            the
                                                                            borrower
                                                                            must
                                                                            return
                                                                            the
                                                                            securities
                                                                            loaned
                                                                            within
                                                                            the
                                                                            normal
                                                                            settlement
                                                                            period

Illiquid holdings

o The fund could have               o These holdings may offer            o The fund may not invest more than 15% of net assets in
  difficulty valuing these            more attractive yields or             illiquid holdings
  holdings precisely                  potential growth than
                                      comparable widely traded            o To maintain adequate liquidity to meet redemptions, the
o The fund  could  be  unable  to  securities  fund  may  hold  investment-grade short-term  securities  sell  these  holdings  at  the  (including  repurchase agreements)  and,  for  temporary  or  time  or  price  desired  extraordinary purposes, may borrow from banks up to
                                                                            33 1/3% of the value of its total assets

When-issued and delayed
  delivery securities

o When the fund buys                o The fund can take advantage         o The fund uses segregated accounts to offset leverage
  securities before issue or          of attractive transaction             risk
  for delayed delivery, it            opportunities
  could be exposed to leverage
  risk if it does not use
  segregated accounts

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                               FUND DETAILS | 11

--------------------------------------------------------------------------------

Investments

This table discusses the customary types of investments which can be held by the fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.


--------------------------------------------------------------------------------
Asset-backed securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
Bank obligations Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
Corporate bonds Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
--------------------------------------------------------------------------------
Mortgage dollar rolls The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Participation interests Interests that represent a share of bank debt or similar securities or obligations.
--------------------------------------------------------------------------------
Private placements Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITs and other real-estate related instruments Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.
--------------------------------------------------------------------------------
Reverse repurchase agreements Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
--------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
--------------------------------------------------------------------------------
Swaps Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Tax exempt municipal securities Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------


Risk related to certain investments held by J.P. Morgan fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.


12 | FUND DETAILS

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FINANCIAL HIGHLIGHTS

The financial table is intended to help you understand the fund's financial performance for the past fiscal period. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND

Per-share data     For fiscal period ended October 31
--------------------------------------------------------------------------------

                                                                       1999(1,2)
Net asset value, beginning of period ($)                               2.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                            0.04
  Net realized and unrealized gain (loss)
  on investment ($)                                                   (0.01)
--------------------------------------------------------------------------------
Total from investment operations ($)                                   0.03
--------------------------------------------------------------------------------
Less distributions to shareholders from:
                            Net investment income                     (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                     1.99
--------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------
Total return (%)                                                       1.57(3)
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                             354,823
--------------------------------------------------------------------------------
Ratios to average net assets:
Net expenses (%)                                                       0.25(4)
--------------------------------------------------------------------------------
Net investment income (%)                                              4.01(4)
--------------------------------------------------------------------------------
Expenses without reimbursement (%)                                     0.57(4)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                   69(3)
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/19/99.
(2) The figures have been adjusted to reflect a stock split that occurred on 7/27/99 (7.50251256 to 1).
(3) Not annualized. (4) Annualized.


14 | FUND DETAILS

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

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FOR MORE INFORMATION

--------------------------------------------------------------------------------
For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Tax Aware Enhanced Income Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07795 and 333-11125.

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                          Distributor
J.P. Morgan Investment Management Inc.           Funds Distributor, Inc.
522 Fifth Avenue                                 60 State Street
New York, NY 10036                               Boston, MA 02109
1-800-766-7722                                   1-800-221-7930

                                                                          IMPR06